Share based compensation (Details Narrative) - $ / shares		1 Months Ended		12 Months Ended
	Jan. 06, 2023	Dec. 16, 2025	Feb. 24, 2025	Dec. 31, 2025
Strike price	$ 0.216	$ 0.309	$ 0.203
Stock options granted	2,050,000	4,300,000	1,400,000
Description of incentives stock options		One half of these stock options will vest when the Company achieves a trailing twelve-month free cash flow per share of $0.15. The other half will vest when the Company achieves a trailing 12-month revenue of $25,000,000	These stock options will vest upon the achieving of a trailing twelve-month free cash flow per share of $0.10
Stock options outstanding				1,653,334
Stock options vested				473,333
ESP Plan [Member] | Top [Member]
Purchase of common shares from earnings				10.00%
ESP Plan [Member] | Bottom [Member]
Purchase of common shares from earnings				1.00%